Schedule of Relatives or Related Parties to Directors Purchased Securities (Details) - Scienture Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Related party Transactions	$ 400,000	$ 200,000
Related party Balances	$ 1,750,000	1,950,000
Ms. Pushpa Shankar [Member] | Issue of Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of transaction	Issue of Preferred Stock
Related party Transactions
Related party Balances	$ 750,000	750,000
Ms. Pushpa Shankar [Member] | Issue of Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of transaction	Issue of Convertible notes
Related party Transactions	$ 400,000	150,000
Related party Balances	$ 400,000	550,000
Ms. Yogita Desai [Member] | Issue of Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of transaction	Issue of Preferred Stock
Related party Transactions
Related party Balances	$ 500,000	500,000
Ms. Yogita Desai [Member] | Issue of Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of transaction	Issue of Convertible notes
Related party Transactions
Related party Balances	$ 100,000	100,000
Mr. Sandeep Gupta [Member] | Issue of Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of transaction	Issue of Convertible notes
Related party Transactions		50,000
Related party Balances		$ 50,000